Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accrued liabilities and other payables

(in KUSD)	December 31, 2020	December 31, 2019
Payroll and social charges	12,063	5,726
R&D costs	15,333	8,922
Other	2,979	782
	30,375	15,430